Condensed Consolidated Statements of Net Loss and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 45,904	$ 9,744	$ 68,942	$ 17,552	$ 43,130	$ 20,538	$ 12,644
Cost of sales	33,631	5,567	51,284	9,479	28,855	9,161	9,974
Gross margin	12,273	4,177	17,658	8,073	14,275	11,377	2,670
General and administrative expenses	16,465	5,342	29,262	9,487	31,307	8,401	4,890
Sales and marketing expenses	14,366	3,305	22,187	5,568	15,366	7,164	3,599
Depreciation and amortization expense	2,385	281	4,248	503	1,598	902	591
Stock-based compensation expense	7,585	5,601	12,891	5,632	20,988	139	94
Research and development expenses	1,528	639	2,576	1,614	4,264	3,171	1,136
Acquisition and integration expenses	2,464		6,888
Operating loss	(32,520)	(10,991)	(60,394)	(14,731)	(57,650)	(7,498)	(7,049)
Foreign exchange (gain) loss, net	(1,611)	1,358	(1,432)	2,504	7,234	(1,363)	(186)
Interest expense, net	8,586	497	17,331	913	9,110	1,686	1,019
Other (income) expense, net	(2,035)	(76)	(4,380)	(197)	(1,820)	(12)	1
Loss before income taxes	(37,248)	(12,770)	(71,566)	(17,951)	(72,174)	(7,809)	(7,883)
Deferred income tax recovery	(2,642)		(6,419)		(4,485)
Current income tax expense	447	63	207	63	34
Net loss	$ (35,053)	$ (12,833)	$ (65,354)	$ (18,014)	$ (67,723)	$ (7,809)	$ (7,883)
Net loss per share - basic and diluted	$ (0.36)	$ (0.17)	$ (0.68)	$ (0.24)	$ (0.82)	$ (0.10)	$ (0.11)
Weighted average shares used in computation of net loss per share - basic and diluted	97,231,839	75,000,000	96,037,142	75,000,000	83,009,656	75,000,000	75,000,000
Net loss	$ (35,053)	$ (12,833)	$ (65,354)	$ (18,014)	$ (67,723)	$ (7,809)	$ (7,883)
Foreign currency translation gain	2,924	(86)	2,449	(87)	662	282	418
Unrealized (loss) gain on cash equivalents and investments	(762)		646		(765)
Other comprehensive income (loss)	2,162	(86)	3,095	(87)
Comprehensive loss	(32,891)	$ (12,919)	(62,259)	$ (18,101)	$ (67,826)	$ (7,527)	$ (7,465)
ABG Intermediate Holdings Two LLC [Member]
Finance income from ABG Profit Participation Arrangement	$ (212)		$ (347)